CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss for the year	$ (31,208)	$ (24,243)	$ (22,006)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation	1,527	1,193	986
Amortization of intangible assets	567	314	482
Unrealized (gain) loss foreign exchange	1,751	(2,486)	162
Non-cash finance costs		85	74
Stock-based compensation	6,280	2,994	2,357
Income tax for the year	324	63	(7)
Income tax (paid) received	(158)	(172)	63
Changes in operating assets and liabilities:
Trade receivables	(16,533)	(12,545)	(11,865)
Other assets	(1,747)	(1,524)	1,585
Trade and other payables	7,178	6,648	4,741
Provisions	609	277	160
Deferred income	29,089	32,769	13,289
Net cash (used in) from operating activities	(2,321)	3,373	(9,979)
Cash flows from investing activities:
Acquisition of property and equipment	(2,224)	(1,417)	(788)
Cash consideration for business acquisition	(9,189)
Net cash used in investing activities	(11,413)	(1,417)	(788)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon initial public offering, net of offering costs and underwriters commissions and discounts		91,818
Proceeds from issuance of ordinary and preferred shares	6,672	926	1,631
Proceeds from borrowings		2,000	9,914
Repayment of borrowings	(153)	(12,142)	(2,616)
Prepayment fee under Square 1 loan		(267)
Net cash from financing activities	6,519	82,335	8,929
Net increase (decrease) in cash and cash equivalents	(7,215)	84,291	(1,838)
Cash and cash equivalents at beginning of year	91,023	6,930	9,191
Effect of exchange rate changes on cash and cash equivalents	3,216	(198)	(422)
Cash and cash equivalents at end of year	$ 87,024	$ 91,023	$ 6,930